STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stock Options Fair Value Assumptions	The weighted-average assumptions used in estimating the fair value of stock options granted during each year, along with the weighted-average grant-date fair values, were as follows:

years ended December 31	2020	2019	2018
Expected volatility	26%	19%	18%
Expected life (in years)	5.5	5.5	5.5
Risk-free interest rate	0.6%	2.5%	2.6%
Dividend yield	1.2%	1.0%	1.0%
Fair value per stock option	$16	$15	$13

Summary of Stock Option Activity	The following table summarizes stock option activity for the year ended December 31, 2020 and the outstanding stock options as of December 31, 2020.

(options and aggregate intrinsic values in thousands)	Options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2020	20,344	$50.99
Granted	3,895	$76.28
Exercised	(3,570)	$42.79
Forfeited	(425)	$73.21
Expired	(48)	$41.42
Outstanding as of December 31, 2020	20,196	$56.88	6.1	$473,216
Vested or expected to vest as of December 31, 2020	19,864	$56.57	6.1	$471,778
Exercisable as of December 31, 2020	13,215	$47.70	4.9	$430,350

Summary of Nonvested RSU Activity
The following table summarizes nonvested RSU activity for the year ended December 31, 2020.

(share units in thousands)	Share units	Weighted- average grant-date fair value
Nonvested RSUs as of January 1, 2020	1,274	$66.46
Granted	594	$77.51
Vested	(637)	$63.94
Forfeited	(93)	$72.82
Nonvested RSUs as of December 31, 2020	1,138	$73.11

Performance Stock Units Fair Value	The assumptions used in estimating the fair value of these PSUs granted during the period, along with the grant-date fair values, were as follows:

years ended December 31	2020	2019	2018
Baxter volatility	26%	19%	19%
Peer group volatility	23%-95%	18%-113%	16%-53%
Correlation of returns	0.19-0.70	0.13-0.63	0.16-0.61
Risk-free interest rate	0.4%	2.5%	2.3%
Fair value per PSU	$108	$106	$90

Summary of Nonvested Performance Stock Unit Activity
The following table summarizes nonvested PSU activity for the year ended December 31, 2020.

(share units in thousands)	Share units	Weighted- average grant-date fair value
Nonvested PSUs as of January 1, 2020	930	$75.50
Granted	420	$82.98
Vested	(568)	$65.53
Forfeited	(22)	$87.73
Nonvested PSUs as of December 31, 2020	760	$86.69